Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements Inputs	Feb. 29, 2024	Dec. 31, 2023	Aug. 15, 2023
Redemption Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement Inputs	10.61	10.61	10.43
Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement Inputs	1.25	8.32	10.49
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement Inputs	53	53	56
Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement Inputs	2.43	2.62	3
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement Inputs	4.12	4.09	4.64